As filed with the U.S. Securities and Exchange Commission on September 8, 2026

File Nos. 811-09815

333-30470

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.
Post-Effective Amendment No.	56	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒

Amendment No.	59	☒

(Check appropriate box or boxes)

THE ARBITRAGE FUNDS

(Exact Name of Registrant as Specified in Charter)

104 Fifth Avenue

9th Floor

New York, NY 10011

(Address of Principal Executive Offices) (Zip Code)

(212) 584-2364

(Registrant's Telephone Number, including Area Code)

John S. Orrico Water Island Capital, LLC 104 Fifth Avenue, 9th Floor New York, NY 10011 (Name and Address of Agent for Service)	Copies of Communications to: Fatima Sulaiman, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 25, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A for The Arbitrage Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the AltShares Event-Driven ETF and the AltShares Merger Arbitrage ETF (the “Funds”), each a series of the Trust, filed as part of Post-Effective Amendment No. 55 (“PEA No. 55”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-26-077283 on June 24, 2026, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

Since no other changes are intended to be made to PEA No. 55 by means of this filing, Parts A, B and C of PEA No. 55 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of PEA No. 55.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 55.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 55.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 56 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 56 and Amendment No. 59 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of September, 2026.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 56 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ John S. Orrico	President and Chairman of the Board of Trustees	September 8, 2026
John S. Orrico

	/s/ Jonathon Hickey	Chief Financial Officer	September 8, 2026
Jonathon Hickey

	/s/ John C. Alvarado*	Trustee	September 8, 2026
John C. Alvarado

	/s/ Robert P. Herrmann*	Trustee	September 8, 2026
Robert P. Herrmann

	/s/ Stephen R. Byers*	Trustee	September 8, 2026
Stephen R. Byers

	/s/ Francis X. Tracy*	Trustee	September 8, 2026
Francis X. Tracy

By:	/s/ John S. Orrico
John S. Orrico Attorney-in-Fact

*Pursuant to Powers of Attorney incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed on September 27, 2019.